Report Of The Directors Financial Review Risk Report - Summary of financial instruments to which the impairment requirements in IFRS 9 are applied (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	£ 306,141	£ 269,213
Off-balance sheet commitments	25,736	18,574
– assets held for sale
Disclosure of financial assets [line items]
Financial assets	101	107
Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	8,861	3,248
Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	6,213	1,456
Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	75,491	72,614
Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	14,371	17,109
Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets	8,861	3,248
Debt instruments measured at FVOCI | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	8,138	2,218
Gross carrying/nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	25,761	18,592
Gross carrying/nominal amount | – assets held for sale
Disclosure of financial assets [line items]
Financial assets	101	107
Gross carrying/nominal amount | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	492,696	492,468
Gross carrying/nominal amount | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	6,213	1,456
Gross carrying/nominal amount | Loans and advances to customers at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	76,579	73,717
Gross carrying/nominal amount | Loans and advances to banks at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	14,372	17,152
Gross carrying/nominal amount | Other financial assets measured at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	273,728	269,815
Gross carrying/nominal amount | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets	37,427	29,248
Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(25)	(18)
Allowance for ECL | – assets held for sale
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	(1,217)	(1,370)
Allowance for ECL | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	0	0
Allowance for ECL | Loans and advances to customers at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	(1,088)	(1,103)
Allowance for ECL | Loans and advances to banks at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	(1)	(43)
Allowance for ECL | Other financial assets measured at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	(70)	(137)
Allowance for ECL | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets	(23)	(24)
Allowance for ECL | Financial instruments including loan commitments and financial guarantees
Disclosure of financial assets [line items]
Financial assets	(1,240)	(1,394)
IFRS 9
Disclosure of financial assets [line items]
Off-balance sheet commitments	127,959	131,697
Financial assets and off-balance sheet loan commitments	491,479	491,098
IFRS 9 | – assets held for sale
Disclosure of financial assets [line items]
Financial assets	21,732	23,072
IFRS 9 | Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets	38,573	31,426
IFRS 9 | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	125,574	126,390
IFRS 9 | Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	2,385	5,307
IFRS 9 | Loans and advances to customers at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	75,491	72,614
IFRS 9 | Loans and advances to banks at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	14,371	17,109
IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	273,658	269,678
IFRS 9 | – cash and balances at central banks | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	110,618	131,433
IFRS 9 | – items in the course of collection from other banks | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	2,114	2,285
IFRS 9 | – reverse repurchase agreements-non trading | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	73,494	53,949
IFRS 9 | Financial investments | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	8,861	3,248
IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets	38,573	31,426
IFRS 9 | Other assets
Disclosure of financial assets [line items]
Financial assets	56,839	55,691
IFRS 9 | Gross carrying/nominal amount
Disclosure of financial assets [line items]
Financial assets	364,679	360,684
Off-balance sheet commitments	128,017	131,784
Financial assets and off-balance sheet loan commitments	492,696	492,468
IFRS 9 | Gross carrying/nominal amount | – assets held for sale
Disclosure of financial assets [line items]
Financial assets	21,796	23,205
IFRS 9 | Gross carrying/nominal amount | Financial assets at amortised cost | – assets held for sale
Disclosure of financial assets [line items]
Financial assets	21,796	23,205
IFRS 9 | Gross carrying/nominal amount | Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets	38,596	31,450
IFRS 9 | Gross carrying/nominal amount | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	125,616	126,457
IFRS 9 | Gross carrying/nominal amount | Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	2,401	5,327
IFRS 9 | Gross carrying/nominal amount | Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	76,579	73,717
IFRS 9 | Gross carrying/nominal amount | Loans and advances to customers at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	76,579	73,717
IFRS 9 | Gross carrying/nominal amount | Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	14,372	17,152
IFRS 9 | Gross carrying/nominal amount | Loans and advances to banks at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	14,372	17,152
IFRS 9 | Gross carrying/nominal amount | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets		269,815
IFRS 9 | Gross carrying/nominal amount | Other financial assets measured at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	273,728	269,815
IFRS 9 | Gross carrying/nominal amount | – cash and balances at central banks | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	110,618	131,434
IFRS 9 | Gross carrying/nominal amount | – items in the course of collection from other banks | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	2,114	2,285
IFRS 9 | Gross carrying/nominal amount | – reverse repurchase agreements-non trading
Disclosure of financial assets [line items]
Financial assets	38,704	33,684
IFRS 9 | Gross carrying/nominal amount | – reverse repurchase agreements-non trading | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	73,494	53,949
IFRS 9 | Gross carrying/nominal amount | Financial investments | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	8,861	3,248
IFRS 9 | Gross carrying/nominal amount | – prepayments, accrued income and other assets | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	56,845	55,694
IFRS 9 | Gross carrying/nominal amount | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets	38,596	31,450
IFRS 9 | Gross carrying/nominal amount | Financial instruments including loan commitments and financial guarantees
Disclosure of financial assets [line items]
Financial assets		492,468
Financial assets and off-balance sheet loan commitments	492,696
IFRS 9 | Gross carrying/nominal amount | Financial instruments including loan commitments and financial guarantees | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	273,728	269,815
IFRS 9 | Gross carrying/nominal amount | Other assets
Disclosure of financial assets [line items]
Financial assets	56,845	55,694
IFRS 9 | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(1,159)	(1,283)
Off-balance sheet commitments	(58)	(87)
Financial assets and off-balance sheet loan commitments	(1,217)	(1,370)
IFRS 9 | Allowance for ECL | – assets held for sale
Disclosure of financial assets [line items]
Financial assets	(64)	(133)
IFRS 9 | Allowance for ECL | Financial assets at amortised cost | – assets held for sale
Disclosure of financial assets [line items]
Financial assets	(64)	(133)
IFRS 9 | Allowance for ECL | Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets	(23)	(24)
IFRS 9 | Allowance for ECL | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	(42)	(67)
IFRS 9 | Allowance for ECL | Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	(16)	(20)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	(1,088)	(1,103)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	(1,088)	(1,103)
IFRS 9 | Allowance for ECL | Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	(1)	(43)
IFRS 9 | Allowance for ECL | Loans and advances to banks at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	(1)	(43)
IFRS 9 | Allowance for ECL | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets		(137)
IFRS 9 | Allowance for ECL | Other financial assets measured at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	(70)	(137)
IFRS 9 | Allowance for ECL | – cash and balances at central banks | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	(1)
IFRS 9 | Allowance for ECL | – items in the course of collection from other banks | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
IFRS 9 | Allowance for ECL | – reverse repurchase agreements-non trading | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
IFRS 9 | Allowance for ECL | Financial investments | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
IFRS 9 | Allowance for ECL | – prepayments, accrued income and other assets | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	(6)	(3)
IFRS 9 | Allowance for ECL | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets	(23)	(24)
IFRS 9 | Allowance for ECL | Financial instruments including loan commitments and financial guarantees
Disclosure of financial assets [line items]
Financial assets		(1,370)
Financial assets and off-balance sheet loan commitments	(1,217)
IFRS 9 | Allowance for ECL | Financial instruments including loan commitments and financial guarantees | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	(70)	(137)
IFRS 9 | Allowance for ECL | Other assets
Disclosure of financial assets [line items]
Financial assets	£ (6)	£ (3)